Investments in associates and joint ventures (Summary of investments in associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures [abstract]
Beginning of the year	¥ 19,553,964	¥ 19,517,623
Capital injections in associates and joint ventures	313,197	463,258
Transfer to subsidiaries	0	(1,314,040)
Share of net profits less loss	1,185,622	1,823,415
Share of other comprehensive income/(loss)	368,696	(531,186)
Currency translation differences	0	45,762
Share of other capital reserve of equity-method investees	0	(80,543)
Dividends	(638,220)	(370,325)
End of the year	¥ 20,783,259	¥ 19,553,964